TAX	12 Months Ended
Dec. 31, 2019
TAX [abstract]
Disclosure of tax
11.	TAX

(i)	Income tax

The Company and its subsidiaries are subject, on an entity basis, to income taxes on profits arising in or derived from the tax jurisdictions in which the entities of the Group are domiciled and operate. The Company is subject to profits tax at a rate of 16.5% (2018: 16.5%, 2017: 16.5%) on profits arising in or derived from Hong Kong.

The Company is regarded as a Chinese Resident Enterprise (as defined in the "Enterprise Income Tax Law of the People’s Republic of China") by the State Administration of Taxation of the PRC. As a result, the Company is subject to the PRC corporate income tax at the rate of 25% starting from January 1, 2008. The corporate income tax which is subjected in Hong Kong is qualified as a foreign tax credit to offset the PRC corporate income tax starting from January 1, 2008.

The Company’s subsidiary in Mainland China, CNOOC China, is a wholly-owned foreign enterprise. It is subject to corporate income tax at the rate of 25% under the prevailing tax rules and regulations. CNOOC Deepwater Development Limited, a wholly-owned subsidiary of CNOOC China, is subject to corporate income tax at the rate of 15% from 2018 to 2020 (2017: 15%), after being reassessed as a high and new technology enterprise.

Subsidiaries of the Group domiciled outside the PRC are subject to income tax at rates ranging from 10% to 50% (2018: 10% to 50%, 2017: 10% to 50%). The province income tax rate of Alberta, Canada reduced from 12% to 11% on July 1, 2019, and will decrease by one percentage point on January 1 of each year until it reaches 8% on January 1, 2022.

As at December 31, 2019, deferred tax liabilities related to undistributed earnings of the Company’s overseas subsidiaries have not been provided since the timing of the reversal of the taxable temporary differences can be controlled by the Company and it is probable that the temporary differences would not reverse in the foreseeable future.

An analysis of the tax expense in the Group’s consolidated statement of profit or loss and other comprehensive income is as follows:

	2017	2018	2019
	(restated)	(restated)

Current tax
Provision for PRC enterprise income tax on the estimated taxable profits for the year	11,475	18,151	19,054
Provision for overseas enterprise income tax on the estimated taxable profits for the year	4,390	5,043	3,179
Deferred tax
Temporary differences in the current year	(7,573)	(712)	(130)
Effect of changes in tax rates	3,376	-	2,501

Income tax expense for the year	11,668	22,482	24,604

A reconciliation of the PRC statutory corporate income tax rate to the effective income tax rate of the Group is as follows:

	2017	2018	2019
	%	%	%
	(restated)	(restated)

PRC statutory enterprise income tax rate	25.0	25.0	25.0
Effect of different tax rates for overseas subsidiaries	(1.6)	7.0	2.6
Effect of changes in tax rates	9.4	-	2.9
Tax credit from the government	(2.7)	(0.8)	(2.6)
Tax reported in equity-accounted entities within China	(0.2)	(0.2)	(0.1)
Tax losses previously not recognized	-	(0.2)	-
Others	2.2	(0.9)	0.9

Group's effective income tax rate	32.1	29.9	28.7

The movements of deferred tax liabilities net of deferred tax assets are as follows:

2017
(restated)

At December 31, 2016	(19,185)
Credit to the profit or loss	(7,573)
Changes in tax rates	3,376
Charge to equity	7
Exchange differences	1,143
At December 31, 2017	(22,232)

2018
(restated)

At December 31, 2017	(22,232)
Credit to the profit or loss	(712)
Changes in tax rates	-
Charge to equity	(190)
Exchange differences	(1,151)
At December 31, 2018	(24,285)

2019

At December 31, 2018	(24,285)
Credit to the profit or loss	(130)
Changes in tax rates	2,501
Charge to equity	(111)
Exchange differences	(365)
At December 31, 2019	(22,390)

Principal components of deferred tax balances are as follows:

	2018	2019
	(restated)

Deferred tax assets
Property, plant and equipment	5,322	5,996
Provision for dismantlement	11,087	12,418
Losses available for offsetting against future taxable profit	18,565	19,367
Fair value of long term borrowings	1,770	1,472
Others	2,008	687

	38,752	39,940

Deferred tax liabilities
Property, plant and equipment	(14,078)	(17,313)
Fair value changes on other financial assets	-	(2)
Others	(389)	(235)

	(14,467)	(17,550)

Net deferred tax assets	24,285	22,390
Of which
– deferred tax assets	27,465	25,992
– deferred tax liabilities	(3,180)	(3,602)

As at December 31, 2019, the Group had approximately RMB95,794 million (2018: RMB97,614 million) of carryforward tax losses, predominantly in North America, that would be available to offset against future taxable profits of the subsidiaries in which the tax losses arose. Most of the US and Canadian tax losses will expire in 5 to 19 years.

Deferred tax assets in respect of tax losses are recognized only to the extent of the anticipated future taxable profits or reversal of existing taxable temporary differences.

As at December 31, 2019, the Group's recognized deferred tax assets on tax losses amounted to RMB89,268 million (2018: RMB83,158 million). Unrecognized tax losses, where recovery is not currently expected, amounted to RMB6,526 million (2018: RMB14,456 million). This includes RMB3,398 million (2018: RMB7,876 million) of unrecognized tax loss arising from Uganda which has no fixed expiry date. The remainder expires between 1 to 7 years.

As at December 31, 2019, the Group's unrecognized deferred tax assets related to unused tax credits amounted to RMB10,220 million (2018: RMB10,944 million). This includes RMB9,949 million (2018: RMB10,696 million) of unrecognized deferred tax assets related to unused tax credits from Nigeria which has no fixed expiry date. The remainder expires between 2028 and 2039.

The realisability of the deferred tax assets recognized mainly depends on whether sufficient future profits or taxable temporary differences will be available in the future. In case where the actual future taxable profits generated are less than expected, or change in facts and circumstances which result in revision of future taxable profits estimation, the balance of deferred tax assets may be significantly revised.

 (ii)       Other taxes

The Company's PRC subsidiaries pay the following other taxes and dues:

i.	Production tax at the rate of 5% on production under production sharing contracts;

ii.

Value added tax ("VAT") at the rates from 11% to 17% on taxable sales under independent oil and gas fields before May 1, 2018. VAT rates of 17% and 11% have been adjusted to 16% and 10% respectively since May 1, 2018 according to "Notice on Adjustment on Value-added Tax Rates" (Cai Shui [2018] No.32). VAT rates of 16% and 10% have been adjusted to 13% and 9% respectively since April 1, 2019 according to "Announcement on Policies for Deepening the VAT Reform" (Announcement [2019] No. 39 of the Ministry of Finance, the State Taxation Administration and the General Administration of Customs).

The VAT payable is calculated using the taxable sales amount multiplied by the applicable tax rate less relevant deductible input VAT;

iii.

Resource tax at the rate of 6% (reduced tax rates may apply to specific products and fields) on the oil and gas sales revenue (excluding production tax) derived by oil and gas fields under production sharing contracts signed after November 1, 2011 and independent offshore oil and gas fields, except for those under production sharing contracts signed before November 1, 2011 which will be subject to related resource tax requirement after the expiration of such production sharing contracts;

iv.	City construction tax at the rates of 1% or 7% on the production tax and VAT paid;

v.	Educational surcharge at the rate of 3% on the production tax and VAT paid; and

vi.	Local educational surcharge at the rate of 2% on the production tax and VAT paid.

In addition, other taxes paid and payable by the Company's non-PRC subsidiaries include royalty as well as taxes levied on petroleum-related income, budgeted operating and capital expenditure.

(iii)       Special Oil Gain Levy

In 2006, a Special Oil Gain Levy ("SOG Levy") was imposed by the Ministry of Finance of the PRC ("MOF") at the progressive rates from 20% to 40% on the portion of the monthly weighted average sales price of the crude oil lifted in the PRC exceeding US$40 per barrel. The MOF has decided to increase the threshold of the SOG Levy to US$65 with effect from January 1, 2015. Notwithstanding this adjustment, the SOG Levy continues to have five levels and is calculated and charged according to the progressive and ad valorem rates on the excess amounts. The SOG Levy paid can be claimed as a deductible expense for corporate income tax purposes and is calculated based on the actual volume of the crude oil entitled.